Accumulated Other Comprehensive Income - Schedule of Changes in Accumulated Other Comprehensive Income (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Equity [Abstract]
Accumulated other comprehensive income, Beginning balance	$ 2,641	15,988	$ 2,631	15,930	$ 2,668	16,154
Other comprehensive income (loss)	(908)	(5,496)	10	58	(37)	(224)
Accumulated other comprehensive income, Ending balance	$ 1,733	10,492	$ 2,641	15,988	$ 2,631	15,930